OTHER REVENUE AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER REVENUE AND EXPENSES
Reimbursement of fixed assets in progress - AIC	R$ 121,033	R$ 588,786
Gain from disposal of CEEE-T shares	453,624
Reimbursement of inefficiency - CCC		621,968
Effects of Law No. 14,182/2021lt	(355,062)
Other Income and expenses	(32,671)		R$ 16,134
Total	R$ 186,924	R$ 1,210,754	R$ 16,134